LOANS PAYABLE - Narrative (Details) € in Thousands, $ in Millions, $ in Millions		12 Months Ended
	Sep. 12, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 EUR (€)	Apr. 24, 2024 USD ($)
CONVERTIBLE DEBT
Repayment of promissory note		€ 6,139
Interest expense		444			€ 617
Proceeds from loans payable		3,455			6,532
CORRA loans
CONVERTIBLE DEBT
Proceeds from loans payable			$ 1.1	$ 4.5
Revolving credit facility
CONVERTIBLE DEBT
Interest expense		81			0
Maximum aggregate amount | $	$ 6.0
EBITDA ratio	2.50%
Fixed Charge Coverage Ratio	1.25%
Promissory note
CONVERTIBLE DEBT
Face value | $						$ 7.0
Interest rate (in percent)						14.00%
Repayment of promissory note | $			$ 7.0
Interest expense		€ 363			617
Proceeds from loans payable					€ 6,532